Share-based Payments (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
StatementsLineItems [Line Items]
Expected volatility (%)
Risk-free interest rate (%)
Expected life of share options (years)		0 years
Weighted average share price $
Minimum [Member]
StatementsLineItems [Line Items]
Expected volatility (%)	38.90%		49.50%
Risk-free interest rate (%)	1.91%		1.28%
Expected life of share options (years)	3 years 2 months 30 days		3 years 2 months 30 days
Weighted average share price $	$ 2.58		$ 8.20
Maximum [Member]
StatementsLineItems [Line Items]
Expected volatility (%)	49.10%		51.00%
Risk-free interest rate (%)	2.39%		1.76%
Expected life of share options (years)	6 years 6 months		6 years 2 months 30 days